Business combinations - Acquisition of Hupu (Details)					12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 CNY (¥)	Jan. 26, 2025 USD ($)	Jan. 26, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)
Fair value of total consideration transferred:
Current portion of Accrued expenses and other payables					$ 9,850,000
Non-current portion of Accrued expenses and other payables					2,748,000
Recognized amounts of identifiable assets acquired and liability assumed:
Goodwill					39,164,000	$ 20,826,000
Shanghai Kuanghui
Fair value of total consideration transferred:
Cash consideration	$ 55,876,000	¥ 400,000,000
Deferred cash consideration of nominal value | ¥		¥ 100,000,000
Number of installments | ¥		2
Fair value of deferred consideration	12,854,000
Total consideration transferred	$ 68,730,000		$ 68,730,000,000,000	¥ 500,000,000
Present value of expected future payments at a discount rate	2.5
Carrying amount of the deferred consideration					12,598,000
Current portion of Accrued expenses and other payables					9,850,000
Non-current portion of Accrued expenses and other payables					$ 2,748,000
Recognized amounts of identifiable assets acquired and liability assumed:
Net assets acquired (including the cash acquired of US$3,742,000)	$ 6,044,000
Cash acquired	3,742,000
Deferred tax liabilities	(5,440,000)
Goodwill	38,454,000
Total identifiable net assets acquired, net of non-controlling interests	68,730,000
Goodwill expected to be deductible for income tax purposes	0
Shanghai Kuanghui | First anniversary of the closing date
Fair value of total consideration transferred:
Deferred cash consideration of nominal value | ¥		¥ 80,000,000
Shanghai Kuanghui | Second anniversary of the closing date
Fair value of total consideration transferred:
Deferred cash consideration of nominal value | ¥		¥ 20,000,000
Shanghai Kuanghui | Customer relationships
Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets	$ 17,379,000
Shanghai Kuanghui | Customer relationships | Discount rate | Multi-Period Excess Earnings Method (MPEEM)
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	19.5
Shanghai Kuanghui | Customer relationships | Revenue growth rate | Minimum
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	2
Shanghai Kuanghui | Customer relationships | Revenue growth rate | Maximum
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	6.8
Shanghai Kuanghui | Customer relationships | Customer Attrition Rate | Multi-Period Excess Earnings Method (MPEEM)
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	10
Shanghai Kuanghui | Brand name
Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets	$ 10,016,000
Shanghai Kuanghui | Brand name | Discount rate | Relief-from-Royalty Method (RFR)
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	19.5
Shanghai Kuanghui | Brand name | Royalty | Relief-from-Royalty Method (RFR)
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	5
Shanghai Kuanghui | Brand name | Revenue growth rate | Minimum
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	2.0
Shanghai Kuanghui | Brand name | Revenue growth rate | Maximum
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	6.8
Shanghai Kuanghui | Technology
Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets	$ 2,277,000
Shanghai Kuanghui | Technology | Discount rate | Relief-from-Royalty Method (RFR)
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	19.5
Shanghai Kuanghui | Technology | Royalty | Relief-from-Royalty Method (RFR)
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	3
Shanghai Kuanghui | Technology | Revenue growth rate | Minimum
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	2.0
Shanghai Kuanghui | Technology | Revenue growth rate | Maximum
Recognized amounts of identifiable assets acquired and liability assumed:
Value of input used to measure acquired intangible assets	6.8